UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22883

ARK ETF Trust
(Exact name of registrant as specified in charter)

c/o ARK Investment Management LLC

3 East 28th Street, 7th Street
New York, NY 10016
(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road

Suite 400

Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 426-7040

Date of fiscal year end: July 31

Date of reporting period: April 30, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments

ARK Fintech Innovation ETF

April 30, 2019 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.6%

Banks - 1.0%
HDFC Bank Ltd. (India)(a)	5,858	$671,620

Capital Markets - 6.9%
Charles Schwab Corp. (The)	14,745	675,026
Interactive Brokers Group, Inc., Class A	16,605	900,655
Intercontinental Exchange, Inc.	11,820	961,557
Nasdaq, Inc.	6,612	609,627
SBI Holdings, Inc. (Japan)	63,800	1,359,104
Total Capital Markets		4,505,969

Consumer Finance - 2.4%
LendingClub Corp.*	506,740	1,611,433

Diversified Financial Services - 1.0%
FirstRand Ltd. (South Africa)	138,371	656,887

Health Care Technology - 2.8%
Medidata Solutions, Inc.*	20,047	1,811,046

Insurance - 2.3%
ZhongAn Online P&C Insurance Co. Ltd., Class H (China)*(b)	423,400	1,527,409

Interactive Media & Services - 19.5%
Baidu, Inc. (China)*(a)	13,632	2,266,047
Eventbrite, Inc., Class A*	32,507	812,675
LINE Corp. (Japan)*	51,480	1,726,090
Tencent Holdings Ltd. (China)(a)	85,675	4,218,637
Twitter, Inc.*	33,565	1,339,579
Zillow Group, Inc., Class C*	72,212	2,411,881
Total Interactive Media & Services		12,774,909

Internet & Direct Marketing Retail - 16.0%
Alibaba Group Holding Ltd. (China)*(a)	11,622	2,156,695
Amazon.com, Inc.*	1,563	3,011,151
Meituan Dianping, Class B (China)*	185,600	1,348,562
MercadoLibre, Inc. (Argentina)*	2,624	1,270,383
Pinduoduo, Inc. (China)*(a)	40,050	890,311
Rakuten, Inc. (Japan)	162,400	1,800,476
Total Internet & Direct Marketing Retail		10,477,578

IT Services - 18.6%
Adyen NV (Netherlands)*(b)	1,266	1,030,317
PayPal Holdings, Inc.*	23,970	2,703,097
Shopify, Inc., Class A (Canada)*	4,655	1,133,632
Square, Inc., Class A*	74,466	5,422,614
Twilio, Inc., Class A*	5,376	737,265
Wirecard AG (Germany)	7,681	1,151,831
Total IT Services		12,178,756

Professional Services - 3.2%
TransUnion	10,929	761,205
Verisk Analytics, Inc.	9,481	1,338,148
Total Professional Services		2,099,353

Semiconductors & Semiconductor Equipment - 4.5%
NVIDIA Corp.	10,617	1,921,677
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	23,275	1,019,911
Total Semiconductors & Semiconductor Equipment		2,941,588

Software - 9.7%
Guidewire Software, Inc.*	14,395	1,533,068
Intuit, Inc.	5,068	1,272,372
salesforce.com, Inc.*	10,437	1,725,758
Splunk, Inc.*	13,284	1,833,723
Total Software		6,364,921

Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	18,156	3,643,365

Thrifts & Mortgage Finance - 6.2%
LendingTree, Inc.*	10,515	4,046,382

Total Common Stocks
(Cost $59,321,925)		65,311,216

MONEY MARKET FUND–0.4%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 2.34% (c)
(Cost $241,599)	241,599	241,599
Total Investments–100.0%
(Cost $59,563,524)		65,552,815
Other Assets in Excess of Liabilities–0.0%(d)		6,540
Net Assets–100.0%		$65,559,355

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of April 30, 2019.
(d)	Less than 0.05%

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2019, based upon the three levels defined above:

ARK Fintech Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$65,311,216	$–	$–	$65,311,216
Money Market Fund	241,599	–	–	241,599
Total	$65,552,815	$–	$–	$65,552,815

* Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments

ARK Genomic Revolution ETF

April 30, 2019 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.6%

Biotechnology - 64.7%
AquaBounty Technologies, Inc.*	367,551	$815,963
Arcturus Therapeutics Ltd.*†	1,015,947	7,711,038
Bellicum Pharmaceuticals, Inc.*	1,511,787	4,610,950
Bluebird Bio, Inc.*	105,072	14,902,362
Celgene Corp.*	28	2,651
Cellectis SA (France)*(a)	826,711	16,319,275
Cellular Biomedicine Group, Inc.*	318,000	5,495,040
CRISPR Therapeutics AG (Switzerland)*	579,450	23,288,096
Editas Medicine, Inc.*	1,146,592	28,378,152
Evogene Ltd. (Israel)*	205,330	422,980
Fate Therapeutics, Inc.*	121,409	2,039,671
Incyte Corp.*	132,243	10,156,262
Inovio Pharmaceuticals, Inc.*	3,417,798	12,850,920
Intellia Therapeutics, Inc.*	1,861,868	28,635,530
Invitae Corp.*	1,712,571	40,450,927
Ionis Pharmaceuticals, Inc.*	159,591	11,862,399
Iovance Biotherapeutics, Inc.*	757,734	8,638,168
Organovo Holdings, Inc.*	5,239,625	5,239,625
Pluristem Therapeutics, Inc.*	5,216,105	3,233,464
Regeneron Pharmaceuticals, Inc.*	20,882	7,165,449
Rubius Therapeutics, Inc.*	488,374	8,541,661
Seres Therapeutics, Inc.*	1,430,794	9,357,393
Syros Pharmaceuticals, Inc.*	874,421	6,322,064
Twist Bioscience Corp.*	81,842	1,936,382
Veracyte, Inc.*	855,461	19,564,393
Total Biotechnology		277,940,815

Health Care Equipment & Supplies - 1.9%
Cerus Corp.*	1,306,680	8,009,948

Health Care Technology - 7.5%
Medidata Solutions, Inc.*	223,260	20,169,308
Teladoc Health, Inc.*	215,919	12,281,473
Total Health Care Technology		32,450,781

Life Sciences Tools & Services - 18.6%
Codexis, Inc.*	332,953	6,559,174
Compugen Ltd. (Israel)*†	2,998,693	10,495,425
Illumina, Inc.*	139,169	43,420,728
NanoString Technologies, Inc.*	746,511	19,386,891
Total Life Sciences Tools & Services		79,862,218

Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co.	283,816	13,177,577

Semiconductors & Semiconductor Equipment - 2.2%
NVIDIA Corp.	52,226	9,452,906

Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	34,572	6,937,563

Total Common Stocks
(Cost $397,034,755)		427,831,808

MONEY MARKET FUND–0.4%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 2.34% (b)
(Cost $1,890,827)	1,890,827	1,890,827
Total Investments–100.0%
(Cost $398,925,582)		429,722,635
Liabilities in Excess of Other Assets–(0.0)%(c)		(162,507)
Net Assets–100.0%		$429,560,128

Affiliated Issuer Transactions

A summary of the Fund’s transactions with affiliated investments during the period ended April 30, 2019 is as follows:

Value ($) at 7/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2019	Value ($) at 4/30/2019
Common Stock — 4.2%
Biotechnology — 1.8%
Arcturus Therapeutics Ltd. †
4,728,432	3,641,456	(544,834)	11,135	(125,151)	–	–	1,015,947	7,711,038
Life Sciences Tools & Services — 2.4%
Compugen Ltd. †
5,571,037	5,835,678	(1,227,968)	(15,945)	332,623	–	–	2,998,693	10,495,425
10,299,469	9,477,134	(1,772,802)	(4,810)	207,472	–	–	4,014,640	18,206,463

*	Non-income producing security
†	Affiliated security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of April 30, 2019.
(c)	Less than 0.05%

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2019, based upon the three levels defined above:

ARK Genomic Revolution ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$427,831,808	$–	$–	$427,831,808
Money Market Fund	1,890,827	–	–	1,890,827
Total	$429,722,635	$–	$–	$429,722,635

* Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments

ARK Industrial Innovation ETF

April 30, 2019 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.8%

Aerospace & Defense - 5.4%
Aerovironment, Inc.*	75,758	$5,193,968
Elbit Systems Ltd. (Israel)	15,624	2,182,829
Kratos Defense & Security Solutions, Inc.*	136,624	2,169,589
Total Aerospace & Defense		9,546,386

Auto Components - 5.1%
Aptiv PLC	83,276	7,136,753
Magna International, Inc. (Canada)	34,321	1,909,621
Total Auto Components		9,046,374

Automobiles - 11.2%
General Motors Co.	45,449	1,770,238
Tesla, Inc.*	75,178	17,944,237
Total Automobiles		19,714,475

Biotechnology - 1.1%
Organovo Holdings, Inc.*	1,838,198	1,838,198

Electronic Equipment, Instruments & Components - 5.0%
Cognex Corp.	71,574	3,609,477
Trimble, Inc.*	128,981	5,265,004
Total Electronic Equipment, Instruments & Components		8,874,481

Health Care Equipment & Supplies - 4.2%
Align Technology, Inc.*	14,073	4,569,222
Intuitive Surgical, Inc.*	5,434	2,774,763
Total Health Care Equipment & Supplies		7,343,985

Interactive Media & Services - 13.1%
Alphabet, Inc., Class C*	2,550	3,030,624
Baidu, Inc. (China)*(a)	95,911	15,943,286
Tencent Holdings Ltd. (China)(a)	85,197	4,195,100
Total Interactive Media & Services		23,169,010

Internet & Direct Marketing Retail - 3.8%
Amazon.com, Inc.*	2,208	4,253,756
Rakuten, Inc. (Japan)(a)	224,686	2,520,977
Total Internet & Direct Marketing Retail		6,774,733

Machinery - 7.5%
Deere & Co.	12,727	2,107,973
ExOne Co. (The)*	376,255	3,333,619
Proto Labs, Inc.*	70,765	7,769,290
Total Machinery		13,210,882

Semiconductors & Semiconductor Equipment - 18.3%
NVIDIA Corp.	92,589	16,758,609
NXP Semiconductors NV (Netherlands)	21,027	2,220,872
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	41,233	1,806,830
Teradyne, Inc.	172,211	8,438,339
Xilinx, Inc.	25,431	3,055,280
Total Semiconductors & Semiconductor Equipment		32,279,930

Software - 12.8%
2U, Inc.*	66,173	4,003,466
ANSYS, Inc.*	10,561	2,067,844
Autodesk, Inc.*	23,118	4,119,859
Materialise NV (Belgium)*(a)	523,639	8,723,826
Splunk, Inc.*	26,455	3,651,848
Total Software		22,566,843

Technology Hardware, Storage & Peripherals - 12.3%
Apple, Inc.	17,857	3,583,364
Nano Dimension Ltd. (Israel)*(a)	796,458	586,193
Stratasys Ltd.*	757,530	17,612,573
Total Technology Hardware, Storage & Peripherals		21,782,130

Total Common Stocks
(Cost $162,707,271)		176,147,427

MONEY MARKET FUND–0.3%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 2.34% (b)
(Cost $543,928)	543,928	543,928
Total Investments–100.1%
(Cost $163,251,199)		176,691,355
Liabilities in Excess of Other Assets–(0.1)%		(97,866)
Net Assets–100.0%		$176,593,489

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of April 30, 2019.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2019, based upon the three levels defined above:

ARK Industrial Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$176,147,427	$–	$–	$176,147,427
Money Market Fund	543,928	–	–	543,928
Total	$176,691,355	$–	$–	$176,691,355

* Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments

ARK Innovation ETF

April 30, 2019 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–100.0%

Automobiles - 10.1%
Tesla, Inc.*	708,349	$169,075,823

Biotechnology - 22.9%
Cellectis SA (France)*(a)	62,590	1,235,527
CRISPR Therapeutics AG (Switzerland)*	1,337,278	53,745,203
Editas Medicine, Inc.*	2,355,998	58,310,950
Intellia Therapeutics, Inc.*†	4,753,739	73,112,506
Invitae Corp.*†	4,737,886	111,908,867
Organovo Holdings, Inc.*†	11,393,154	11,393,154
Seres Therapeutics, Inc.*†	3,046,105	19,921,526
Syros Pharmaceuticals, Inc.*†	2,237,286	16,175,578
Veracyte, Inc.*	1,656,747	37,889,804
Total Biotechnology		383,693,115

Consumer Finance - 2.3%
LendingClub Corp.*	11,892,605	37,818,484

Entertainment - 3.9%
Netflix, Inc.*	68,188	25,266,381
Spotify Technology SA*	292,254	39,679,326
Total Entertainment		64,945,707

Health Care Equipment & Supplies - 1.7%
Cerus Corp.*	4,721,421	28,942,311

Health Care Technology - 3.3%
Medidata Solutions, Inc.*	369,680	33,396,891
Teladoc Health, Inc.*	381,673	21,709,560
Total Health Care Technology		55,106,451

Interactive Media & Services - 15.6%
Baidu, Inc. (China)*(a)	471,835	78,433,132
Eventbrite, Inc., Class A*	689,791	17,244,775
Tencent Holdings Ltd. (China)(a)	898,490	44,241,648
Twitter, Inc.*	2,157,909	86,122,148
Zillow Group, Inc., Class C*	1,050,175	35,075,845
Total Interactive Media & Services		261,117,548

IT Services - 5.0%
Square, Inc., Class A*	1,138,299	82,890,933

Life Sciences Tools & Services - 10.8%
Compugen Ltd. (Israel)*†	5,094,810	17,831,835
Illumina, Inc.*	303,721	94,760,952
NanoString Technologies, Inc.*†	2,636,172	68,461,387
Total Life Sciences Tools & Services		181,054,174

Machinery - 1.9%
ExOne Co. (The)*†	1,165,245	10,324,071
Proto Labs, Inc.*	202,529	22,235,659
Total Machinery		32,559,730

Semiconductors & Semiconductor Equipment - 7.5%
NVIDIA Corp.	436,668	79,036,908
Teradyne, Inc.	786,196	38,523,604
Xilinx, Inc.	70,946	8,523,452
Total Semiconductors & Semiconductor Equipment		126,083,964

Software - 7.2%
2U, Inc.*	327,631	19,821,676
Materialise NV (Belgium)*(a)	1,882,941	31,369,797
Nutanix, Inc., Class A*	455,918	19,691,098
salesforce.com, Inc.*	151,135	24,990,172
Splunk, Inc.*	179,256	24,744,498
Total Software		120,617,241

Technology Hardware, Storage & Peripherals - 6.2%
Stratasys Ltd.*†	4,478,112	104,116,104

Thrifts & Mortgage Finance - 1.6%
LendingTree, Inc.*	71,236	27,413,038

Total Common Stocks
(Cost $1,504,856,695)		1,675,434,623

MONEY MARKET FUND–0.0%(b)
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 2.34% (c)
(Cost $695,411)	695,411	695,411
Total Investments–100.0%
(Cost $1,505,552,106)		1,676,130,034
Liabilities in Excess of Other Assets–(0.0)%(b)		(663,950)
Net Assets–100.0%		$1,675,466,084

Affiliated Issuer Transactions

A summary of the Fund’s transactions with affiliated investments during the period ended April 30, 2019 is as follows:

Value ($) at 7/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2019	Value ($) at 4/30/2019
Common Stocks — 25.8%
Machinery — 0.6%
ExOne (The) Co. †
6,055,623	3,573,861	(1,002,366)	134,449	1,562,504	–	–	1,165,245	10,324,071
Biotechnology — 13.9%
Intellia Therapeutics, Inc. †
77,985,526	45,975,372	(10,594,669)	(713,549)	(39,540,174)	–	–	4,753,739	73,112,506
Invitae Corp. †
48,666,304	33,296,648	(46,043,660)	8,192,269	67,797,306	–	–	4,737,886	111,908,867
Organovo Holdings, Inc. †
10,058,480	4,484,261	(1,138,889)	(8,542)	(2,002,156)	–	–	11,393,154	11,393,154
Seres Therapeutics, Inc. †
14,870,069	9,418,523	(1,816,152)	(410,431)	(2,140,483)	–	–	3,046,105	19,921,526
Syros Pharmaceuticals, Inc. †
12,419,355	9,721,542	(1,413,553)	(2,845)	(4,548,921)	–	–	2,237,286	16,175,578
Life Sciences Tools & Services — 5.1%
Compugen Ltd. †
11,774,722	6,347,675	(1,484,342)	229,165	964,615	–	–	5,094,810	17,831,835
NanoString Technologies, Inc. †
28,112,857	19,659,756	(14,348,999)	3,184,582	31,853,191	–	–	2,636,172	68,461,387
Technology Hardware, Storage & Peripherals — 6.2%
Stratasys Ltd. †
81,435,905	47,962,433	(42,225,835)	1,734,654	15,208,947	–	–	4,478,112	104,116,104
291,378,841	180,440,071	(120,068,465)	12,339,752	69,154,829	–	–	39,542,509	433,245,028

*	Non-income producing security
†	Affiliated security
(a)	American Depositary Receipt
(b)	Less than 0.05%
(c)	Rate shown represents annualized 7-day yield as of April 30, 2019.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2019, based upon the three levels defined above:

ARK Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$1,675,434,623	$–	$–	$1,675,434,623
Money Market Fund	695,411	–	–	695,411
Total	$1,676,130,034	$–	$–	$1,676,130,034

* Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments
ARK Israel Innovative Technology ETF

April 30, 2019 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–96.8%

Aerospace & Defense - 7.1%
Aeronautics Ltd. (Israel)*	116,127	$482,202
Bet Shemesh Engines Holdings 1997 Ltd. (Israel)	18,743	474,208
Elbit Systems Ltd. (Israel)	3,365	468,375
Total Aerospace & Defense		1,424,785

Biotechnology - 9.1%
Galmed Pharmaceuticals Ltd. (Israel)*	59,305	460,800
Intec Pharma Ltd. (Israel)*	75,202	458,732
Kamada Ltd. (Israel)*	76,535	446,283
UroGen Pharma Ltd.*	12,983	466,739
Total Biotechnology		1,832,554

Communications Equipment - 16.2%
AudioCodes Ltd. (Israel)	30,696	432,507
Ceragon Networks Ltd. (Israel)*	127,603	488,719
Gilat Satellite Networks Ltd. (Israel)	54,388	484,178
Ituran Location and Control Ltd. (Israel)	13,087	481,209
RADCOM Ltd. (Israel)*	59,552	512,743
Radware Ltd. (Israel)*	18,244	475,986
Silicom Ltd. (Israel)*	12,669	388,685
Total Communications Equipment		3,264,027

Diversified Telecommunication - 2.3%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	665,306	454,885

Health Care Equipment & Supplies - 4.5%
Brainsway Ltd. (Israel)*	82,313	452,293
Intercure Ltd. (Israel)*	162,151	456,535
Total Health Care Equipment & Supplies		908,828

IT Services - 4.8%
Matrix IT Ltd. (Israel)	33,936	452,172
Wix.com Ltd. (Israel)*	3,885	521,211
Total IT Services		973,383

Life Sciences Tools & Services - 2.5%
Compugen Ltd. (Israel)*	142,073	497,255

Pharmaceuticals - 11.6%
Foamix Pharmaceuticals Ltd. (Israel)*	137,598	447,193
MediWound Ltd. (Israel)*	80,537	428,457
Redhill Biopharma Ltd. (Israel)*(a)	58,366	458,757
Taro Pharmaceutical Industries Ltd.	4,652	499,671
Teva Pharmaceutical Industries Ltd. (Israel)*(a)	33,573	510,981
Total Pharmaceuticals		2,345,059

Professional Services - 2.4%
Danel Adir Yeoshua Ltd. (Israel)	8,306	485,024

Semiconductors & Semiconductor Equipment - 13.0%
Camtek Ltd. (Israel)	44,865	447,753
KLA-Tencor Corp.	2,144	273,317
Mellanox Technologies Ltd.*	3,983	479,155
Nova Measuring Instruments Ltd. (Israel)*	16,613	462,838
SolarEdge Technologies, Inc.*	11,071	490,445
Tower Semiconductor Ltd. (Israel)*	26,691	479,637
Total Semiconductors & Semiconductor Equipment		2,633,145

Software - 16.4%
Allot Ltd. (Israel)*	59,615	440,555
Attunity Ltd. (Israel)*	20,220	474,159
Check Point Software Technologies Ltd. (Israel)*	3,706	447,537
CyberArk Software Ltd. (Israel)*	3,940	507,984
Hilan Ltd. (Israel)	16,451	453,529
Nice Ltd. (Israel)*(a)	3,641	501,948
Sapiens International Corp. NV (Israel)	31,823	489,119
Total Software		3,314,831

Technology Hardware, Storage & Peripherals - 2.3%
Stratasys Ltd.*	19,862	461,792

Wireless Telecommunication Services - 4.6%
Cellcom Israel Ltd. (Israel)*	110,305	461,399
Partner Communications Co. Ltd. (Israel)*	104,829	473,165
Total Wireless Telecommunication Services		934,564

Total Common Stocks
(Cost $18,834,401)		19,530,132

MONEY MARKET FUND–1.6%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 2.34% (b)
(Cost $318,256)	318,256	318,256
Total Investments–98.4%
(Cost $19,152,657)		19,848,388
Other Assets in Excess of Liabilities–1.6%		327,900
Net Assets–100.0%		$20,176,288

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of April 30, 2019.

Country	Value	% of Net Assets
Israel	$16,859,013	83.6%
United States	2,989,375	14.8
Total Investments	19,848,388	98.4
Other Assets in Excess of Liabilities	327,900	1.6
Net Assets	$20,176,288	100.0%

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2019, based upon the three levels defined above:

ARK Israel Innovative Technology ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$19,530,132	$–	$–	$19,530,132
Money Market Fund	318,256	–	–	318,256
Total	$19,848,388	$–	$–	$19,848,388

* Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments
ARK Web x.0 ETF

April 30, 2019 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–98.7%

Automobiles - 8.5%
Tesla, Inc.*	180,604	$43,108,369

Biotechnology - 3.1%
Veracyte, Inc.*	695,297	15,901,443

Consumer Finance - 3.4%
LendingClub Corp.*	5,352,113	17,019,719

Entertainment - 7.0%
Netflix, Inc.*	54,884	20,336,718
Spotify Technology SA*	109,652	14,887,452
Total Entertainment		35,224,170

Health Care Technology - 4.0%
Medidata Solutions, Inc.*	129,738	11,720,531
Teladoc Health, Inc.*	150,355	8,552,192
Total Health Care Technology		20,272,723

Interactive Media & Services - 19.5%
Baidu, Inc. (China)*(a)	151,272	25,145,945
Eventbrite, Inc., Class A*	253,561	6,339,025
Tencent Holdings Ltd. (China)(a)	481,689	23,718,366
Twitter, Inc.*	752,306	30,024,532
Zillow Group, Inc., Class C*	403,927	13,491,162
Total Interactive Media & Services		98,719,030

Internet & Direct Marketing Retail - 10.4%
Alibaba Group Holding Ltd. (China)*(a)	78,210	14,513,430
Amazon.com, Inc.*	5,793	11,160,330
GrubHub, Inc.*	157,049	10,489,303
MercadoLibre, Inc. (Argentina)*	10,522	5,094,121
Pinduoduo, Inc. (China)*(a)	516,041	11,471,591
Total Internet & Direct Marketing Retail		52,728,775

IT Services - 11.3%
PayPal Holdings, Inc.*	136,217	15,361,191
Shopify, Inc., Class A (Canada)*	29,124	7,092,568
Square, Inc., Class A*	403,090	29,353,014
Twilio, Inc., Class A*	40,204	5,513,576
Total IT Services		57,320,349

Semiconductors & Semiconductor Equipment - 12.0%
Advanced Micro Devices, Inc.*	523,278	14,458,171
NVIDIA Corp.	200,967	36,375,027
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	912	39,964
Xilinx, Inc.	83,716	10,057,640
Total Semiconductors & Semiconductor Equipment		60,930,802

Software - 15.8%
2U, Inc.*	135,290	8,185,045
Adobe, Inc.*	30,548	8,836,009
Atlassian Corp. PLC, Class A*	47,138	5,192,251
Cloudera, Inc.*	1,140,467	12,693,398
HubSpot, Inc.*	50,891	9,388,881
Nutanix, Inc., Class A*	225,563	9,742,066
salesforce.com, Inc.*	60,661	10,030,296
Splunk, Inc.*	72,280	9,977,531
Zuora, Inc., Class A*	277,812	6,139,645
Total Software		80,185,122

Thrifts & Mortgage Finance - 3.7%
LendingTree, Inc.*	48,132	18,522,156

Total Common Stocks
(Cost $452,479,272)		499,932,658

UNIT TRUST–1.3%

Financials - 1.3%
Grayscale Bitcoin Trust BTC*
(Cost $5,178,258)	980,439	6,480,702

MONEY MARKET FUND–0.1%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 2.34% (b)
(Cost $615,088)	615,088	615,088
Total Investments–100.1%
(Cost $458,272,618)		507,028,448
Liabilities in Excess of Other Assets–(0.1)%		(328,528)
Net Assets–100.0%		$506,699,920

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of April 30, 2019.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2019, based upon the three levels defined above:

ARK Web x.0 ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$499,932,658	$–	$–	$499,932,658
Unit Trust*	6,480,702	–	–	6,480,702
Money Market Fund	615,088	–	–	615,088
Total	$507,028,448	$–	$–	$507,028,448

* Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments

The 3D Printing ETF

April 30, 2019 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.4%

Aerospace & Defense - 3.1%
Aerojet Rocketdyne Holdings, Inc.*	11,645	$394,300
Arconic, Inc.	18,706	401,805
Hexcel Corp.	736	52,042
Moog, Inc., Class A	4,001	374,654
Total Aerospace & Defense		1,222,801

Air Freight & Logistics - 0.9%
United Parcel Service, Inc., Class B	3,259	346,171

Biotechnology - 5.6%
Organovo Holdings, Inc.*	2,244,451	2,244,451

Chemicals - 0.8%
Arkema SA (France)	467	47,906
DowDuPont, Inc.	1,227	47,178
Eastman Chemical Co.	599	47,249
Evonik Industries AG (Germany)	1,574	46,889
Koninklijke DSM N.V. (Netherlands)	433	49,464
PolyOne Corp.	1,670	46,159
Toray Industries, Inc. (Japan)	6,996	47,605
Total Chemicals		332,450

Electrical Equipment - 1.4%
AMETEK, Inc.	5,845	515,354
SGL Carbon SE (Germany)*	5,396	48,175
Total Electrical Equipment		563,529

Electronic Equipment, Instruments & Components - 11.5%
FARO Technologies, Inc.*	8,867	498,769
Hexagon AB, Class B (Sweden)	8,995	490,611
Renishaw PLC (United Kingdom)	41,371	2,434,128
Trimble, Inc.*	29,378	1,199,210
Total Electronic Equipment, Instruments & Components		4,622,718

Health Care Equipment & Supplies - 12.7%
Align Technology, Inc.*	1,830	594,164
Conformis, Inc.*	339,633	842,290
Medtronic PLC	4,404	391,119
NuVasive, Inc.*	6,925	419,655
Straumann Holding AG (Switzerland)	3,023	2,440,473
Stryker Corp.	2,070	391,044
Total Health Care Equipment & Supplies		5,078,745

Industrial Conglomerates - 2.1%
3M Co.	231	43,777
General Electric Co.	40,913	416,085
Siemens AG (Germany)	3,120	373,527
Total Industrial Conglomerates		833,389

Machinery - 18.4%
ExOne Co. (The)*	281,513	2,494,205
OC Oerlikon Corp. AG (Switzerland)	28,358	370,147
Prodways Group SA (France)*	179,672	540,076
Proto Labs, Inc.*	10,512	1,154,113
Sandvik AB (Sweden)	2,736	50,602
SLM Solutions Group AG (Germany)*	239,599	2,767,973
Total Machinery		7,377,116

Metals & Mining - 1.1%
Allegheny Technologies, Inc.*	1,928	48,046
Carpenter Technology Corp.	990	49,173
Kaiser Aluminum Corp.	3,509	345,286
Total Metals & Mining		442,505

Professional Services - 1.8%
Arrk Corp. (Japan)*	384,933	359,379
Bertrandt AG (Germany)	4,537	353,666
Total Professional Services		713,045

Semiconductors & Semiconductor Equipment - 0.9%
Ultra Clean Holdings, Inc.*	29,895	357,843

Software - 20.8%
Altair Engineering, Inc., Class A*	23,551	928,852
ANSYS, Inc.*	6,446	1,262,127
Autodesk, Inc.*	7,178	1,279,191
Dassault Systemes (France)	7,948	1,257,392
Materialise NV (Belgium)*(a)	70,136	1,168,466
Microsoft Corp.	9,895	1,292,287
PTC, Inc.*	12,520	1,132,684
Total Software		8,320,999

Technology Hardware, Storage & Peripherals - 18.3%
3D Systems Corp.*	214,109	2,278,120
Eastman Kodak Co.*	20,106	49,461
HP Inc.	122,061	2,435,117
MGI Digital Graphic Technology (France)*	2,064	100,702
Stratasys Ltd.*	103,990	2,417,767
Xerox Corp.	1,448	48,305
Total Technology Hardware, Storage & Peripherals		7,329,472

Total Common Stocks
(Cost $39,650,774)		39,785,234

PREFERRED STOCK–0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA (Germany) (Cost $60,274)	484	48,987

MONEY MARKET FUND–0.1%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 2.34% (b)
(Cost $55,006)	55,006	55,006
Total Investments–99.6%
(Cost $39,766,054)		39,889,227
Other Assets in Excess of Liabilities–0.4%		154,655
Net Assets–100.0%		$40,043,882

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of April 30, 2019.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2019, based upon the three levels defined above:

The 3D Printing ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$39,785,234	$–	$–	$39,785,234
Preferred Stock*	48,987	–	–	48,987
Money Market Fund	55,006	–	–	55,006
Total	$39,889,227	$–	$–	$39,889,227

* Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Quarterly Schedule of Investments.

1. Organization

ARK ETF Trust (‘‘Trust’’) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (‘‘1940 Act’’). The Trust was organized as a Delaware statutory trust on June 7, 2013.  The Trust consists of seven (7) investment portfolios: ARK Fintech Innovation ETF, ARK Genomic Revolution ETF, ARK Industrial Innovation ETF, ARK Innovation ETF, ARK Israel Innovative Technology ETF, ARK Web x.0 ETF and The 3D Printing ETF (each, a ‘‘Fund’’ and collectively, ‘‘Funds’’). Each Fund is classified as a non-diversified management investment company under the 1940 Act.

Effective November 30, 2018, the ARK Genomic Revolution Multi-Sector ETF changed its name to the ARK Genomic Revolution ETF.

On February 4, 2019, the Trust launched a seventh investment portfolio, the ARK Fintech Innovation ETF. Financial Highlights of the ARK Fintech Innovation ETF will be provided in the Annual Report to Shareholders for the fiscal year ending July 31, 2019.

The investment objective of ARK Fintech Innovation ETF, ARK Genomic Revolution ETF, ARK Industrial Innovation ETF, ARK Innovation ETF and ARK Web x.0 ETF is long-term growth of capital. The ARK Israel Innovative Technology ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the ARK Israel Innovation Index. The 3D Printing ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Total 3D-Printing Index. There can be no assurance that the Funds will achieve their respective investment objectives.

The Trust changed its fiscal and tax reporting period from August 31 to July 31.

2. Significant Accounting Policies

These Schedules of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (‘‘U.S. GAAP’’), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The Trust is an investment company and follows the investment company accounting standards and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standard Codification (“ASC”) Topic 946, ‘‘Financial Services — Investment Companies’’. The following summarizes the significant accounting policies of the Funds:

Investment Valuation

The values of each Fund’s securities are based on such securities’ closing prices on the principal market on which the securities are traded. Such valuations would typically be categorized as Level 1 in the fair value hierarchy. If a security’s market price is not readily available or does not otherwise accurately reflect the market value of such security, the security will be fair valued by ARK Investment Management LLC (‘‘Adviser”) in accordance with the Trust’s valuation policies and procedures that were approved by the Board of Trustees of the Trust (‘‘Board’’). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security could be materially different than the value that could be realized upon the sale of such security.

3. Investment Concentration

Concentration Risk: The ARK Fintech Innovation ETF will be concentrated in securities of issuers having their principal business activities in the communication, technology and financials group of industries. The ARK Genomic Revolution ETF will be concentrated in securities of issuers having their principal business activities in any industry or group of industries in the health care sector, including issuers having their principal business activities in the biotechnology industry. The ARK Industrial Innovation ETF will be concentrated in securities of issuers having their principal business activities in groups of industries in the industrials and information technology sectors, although it will not concentrate in any specific industry. The ARK Web x.0 ETF will be concentrated in securities of issuers having their principal business activities in the Internet information provider and catalog and mail order house industry. The 3D Printing ETF and the ARK Israel Innovative Technology ETF may each invest 25% or more of the value of its respective net assets in securities of issuers in any one industry or group of industries if the applicable index that the Fund replicates concentrates in an industry or group of industries. This concentration limit does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The ARK Innovation ETF will not be concentrated in any industry.

As of April 30, 2019, the ARK Genomic Revolution ETF had more than 25% of its assets invested in the biotechnology industry and the ARK Fintech Innovation ETF had more than 25% of its assets invested in the communication, technology and financials group of industries. To the extent a Fund’s holdings are concentrated in a particular industry or group of industries, adverse market conditions affecting those industries may have a more significant impact on the Fund than they would on a Fund investing in a broader range of securities and the value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

The Funds’ prospectuses contain additional information regarding the risks associated with an investment in a Fund.

Item 2. Controls and Procedures.

(a)	Within 90 days of the filing date of this Form N-Q, the registrant’s principal executive and principal financial officers, or persons performing similar functions, concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ARK ETF Trust

By (Signature and Title)* /s/ Catherine D. Wood

Catherine D. Wood, Chief Executive Officer and Chief Investment Officer

(principal executive officer)

Date June 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Catherine D. Wood

Catherine D. Wood, Chief Executive Officer and Chief Investment Officer

(principal executive officer)

Date June 26, 2019

By (Signature and Title)* /s/ William C. Cox

William C. Cox, Treasurer and Chief Financial Officer

(principal financial officer)

Date June 26, 2019

* Print the name and title of each signing officer under his or her signature.